Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Schedule of Changes in Warrant Liability

Warrants ($)
Balance as of January 1, 2022	$374,694
Additional warrants issued	—
Change in fair value	(113,125)
Balance as of December 31, 2022	$261,569
Additional warrants issued	—
Change in fair value	(5,615)
Balance as of June 30, 2023	$255,954

Warrants ($)
Balance as of January 1, 2021	$287,750
Additional warrants issued	—
Change in fair value	86,944
Balance as of December 31, 2021	$374,694
Additional warrants issued	—
Change in fair value	(113,125)
Balance as of December 31, 2022	$261,569

Schedule of Fair Value of Warrants Liabilities

Fair Value of Warrants	$1.28 — $2.57
Exercise price	$0.61 — $0.96
Risk free interest rate	4.09% — 4.49%
Expected dividend yield	—%
Expected volatility	85.88% — 92.90%
Expected term	3 years

Schedule of Warrant Issuance Date

		As of June 30,	As of December 31,
Warrant Issuance Date	Strike Price	2023	2022
November 9, 2016	$3.12	80,128	80,128
January 23, 2020	$8.00	186,442	186,442
January 23, 2020	$8.00	524,599	524,599
August – December 2021	$20.00	—	268,743
January – February 2022	$20.00	—	15,171
September 14, 2022	$2.30	390,000	390,000
April 18, 2023	$3.30	1,573,330	—
June 5, 2023	$2.30	1,279,700	—
Total warrants outstanding		4,034,199	1,465,083

	As of December 31,
Warrant Issuance Date	Strike Price	2022	2021
September 30, 2016	$0.8320	—	80,128
November 9, 2016	$3.1200	80,128	80,128
January 23, 2020	$8.0000	186,442	186,442
January 23, 2020	$8.0000	524,599	932,111
August – December 2021	$20.0000	268,743	271,593
January – February 2022	$20.0000	15,171	—
September 14, 2022	$8.8500	390,000	—
Total warrants outstanding		1,465,083	1,550,402